SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected quarterly data
Revenue	$ 1,967,573	$ 110,383	$ 108,780	$ 114,000	$ 114,373	$ 182,784	$ 81,003	$ 57,000	$ 2,300,736	$ 435,160	$ 2,474,237
Research and development	2,514,591	3,822,736	5,398,305	5,153,217	6,701,465	11,500,053	11,116,323	14,864,420	16,888,849	44,182,260	39,705,502
General and administration	2,901,812	1,546,864	1,948,995	1,831,852	1,723,562	1,675,268	1,989,103	1,593,557	8,229,523	6,981,490	5,940,360
Licensing expense	15,000	50,000	0	30,000	0	50,000	0	0	95,000	50,000	268,750
Operating loss	(3,635,228)	(5,334,966)	(7,269,453)	(6,931,935)	(8,340,710)	(13,028,207)	(13,064,942)	(16,442,921)
Net loss	$ (3,987,331)	$ (6,121,815)	$ (7,344,116)	$ (10,264,477)	$ (6,648,906)	$ (12,733,691)	$ (14,975,231)	$ (17,250,676)	$ (27,717,739)	$ (51,608,504)	$ (46,196,216)
Loss per share:
Basic and diluted (in dollars per share)	$ (0.16)	$ (0.27)	$ (0.36)	$ (0.53)	$ (0.36)	$ (0.73)	$ (0.96)	$ (1.22)